Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Japanese plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.80%	2.10%	1.40%
Rate of increase in compensation levels	3.10%	3.40%	4.30%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.10%	1.40%	1.10%
Rate of increase in compensation levels	3.40%	4.30%	4.30%
Expected long-term rate of return on plan assets	1.90%	2.00%	2.00%
Interest crediting rate for cash balance plans	1.50%	1.50%	1.50%
Overseas plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	4.30%	3.80%	3.30%
Rate of increase in compensation levels	2.30%	2.30%	2.30%
Interest crediting rate for cash balance plans
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	3.80%	3.30%	3.30%
Rate of increase in compensation levels	2.30%	2.30%	2.30%
Expected long-term rate of return on plan assets	4.70%	4.70%	4.60%
Interest crediting rate for cash balance plans